Other payables and accruals	12 Months Ended
Dec. 31, 2022
Other payables and accruals
Other payables and accruals

29.Other payables and accruals

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Payroll and welfare payables	42,612	49,302
Accrued professional service fees	35,368	22,151
Accrued taxes other than income tax	2,583	3,038
Deferred income from ADS depository (Note)	14,995	12,449
Others	61,674	99,066
	157,232	186,006

Note:

After listing in 2020 the Company entered into an agreement with a bank to deposit its ADSs for 5 years (the “deposit period”) and received a fee of US$3.4 million (equivalent to approximately RMB23 million) which is to be amortized over the deposit period.